Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of June 30,
	2026	2025
Accounts receivable	$485	$227,051
Less: allowance for credit losses	-	(7)
Accounts receivable, net	$485	$227,044

Schedule of Allowance for Credit Losses Movement

Allowance for credit losses movement is as follows:

	For the years ended June 30,
	2026	2025	2024
Beginning balance	$7	$2,443	$-
Provision	-	-	2,441
Reduction	(7)	(2,417)	-
Exchange rate effect	-	(19)	2
Ending balance	$-	$7	$2,443